Reinsurance - Q3, Effects of Reinsurance on Premiums Written and Earned (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Written [Abstract]
Direct	$ 47,823	$ 45,798	$ 140,974	$ 131,696	$ 176,865	$ 158,477	$ 124,575
Assumed	0	0	38	144	144	46	692
Ceded	(14,177)	(26,919)	(23,910)	(77,137)	(92,991)	(97,012)	(80,870)
Net written premiums	33,646	18,879	117,102	54,703	84,018	61,511	44,397
Earned [Abstract]
Direct	46,418	44,082	134,405	125,287	170,401	145,948	101,717
Assumed	10	36	44	111	148	340	395
Ceded	(13,454)	(25,839)	(39,095)	(73,662)	(96,227)	(87,292)	(56,990)
Net earned premiums	32,974	18,279	95,354	51,736	74,322	58,996	45,122
Ceded incurred losses and loss adjustment expenses	3,100	$ 10,200	10,900	$ 31,800	41,200	$ 44,500	$ 29,200
Reinsurance recoverables on paid losses	100		100		200
Reinsurance recoverables on unpaid losses	$ 77,500		$ 77,500		$ 95,500